Property And Equipment—Net - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 36,490	$ 22,985
Less accumulated depreciation	$ (16,577)	(14,340)	(9,226)
Property and equipment—net		22,150	13,759
Property and equipment—net	41,089	36,490
PROPERTY AND EQUIPMENT—Net	24,512	22,150
Computer hardware
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,135	9,829	5,674
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,443	1,769
Property and equipment—net	2,333	2,443
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,381	17,692	11,504
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,173	5,259	3,646
Work in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 67	$ 1,267	$ 392